Investment Portfolio	as of August 31, 2021 (Unaudited)
DWS ESG Core Equity Fund
	Shares	Value ($)

Common Stocks 99.3%
Communication Services 11.0%
Diversified Telecommunication Services 0.7%
AT&T, Inc.	34,970	958,877
Verizon Communications, Inc.	12,740	700,700
		1,659,577
Entertainment 2.2%
Walt Disney Co.*	26,897	4,876,426
Interactive Media & Services 7.8%
Alphabet, Inc. “A”*	5,290	15,308,995
Facebook, Inc. “A”*	6,573	2,493,665
		17,802,660
Media 0.3%
Comcast Corp. “A”	11,539	700,187
Consumer Discretionary 11.0%
Auto Components 0.7%
Aptiv PLC*	10,081	1,534,227
Automobiles 1.1%
Tesla, Inc.*	3,428	2,522,048
Diversified Consumer Services 0.5%
Terminix Global Holdings, Inc.*	26,497	1,103,070
Hotels, Restaurants & Leisure 3.1%
Booking Holdings, Inc.*	428	984,259
Hilton Worldwide Holdings, Inc.*	21,613	2,698,599
Starbucks Corp.	29,255	3,437,170
		7,120,028
Internet & Direct Marketing Retail 1.0%
eBay, Inc.	28,031	2,151,099
Multiline Retail 0.3%
Target Corp.	2,813	694,755
Specialty Retail 2.3%
Five Below, Inc.*	5,636	1,199,397
Lowe's Companies, Inc.	19,732	4,023,158
		5,222,555
Textiles, Apparel & Luxury Goods 2.0%
NIKE, Inc. “B” (a)	28,084	4,626,558
Consumer Staples 5.3%
Beverages 3.5%
Keurig Dr Pepper, Inc.	58,394	2,082,914

Molson Coors Beverage Co. “B” (a)	26,985	1,282,597
PepsiCo, Inc.	29,901	4,676,217
		8,041,728
Food & Staples Retailing 1.1%
Albertsons Cos., Inc. “A” (a)	82,781	2,513,261
Food Products 0.7%
Campbell Soup Co. (a)	14,521	605,961
Kellogg Co. (a)	13,833	873,416
		1,479,377
Energy 1.7%
Oil, Gas & Consumable Fuels
Chevron Corp.	8,952	866,285
Exxon Mobil Corp.	55,024	2,999,909
		3,866,194
Financials 10.9%
Banks 2.5%
Bank of America Corp.	88,183	3,681,640
JPMorgan Chase & Co.	11,978	1,915,881
		5,597,521
Capital Markets 4.1%
Invesco Ltd.	46,275	1,171,683
KKR & Co., Inc.	33,490	2,153,072
MarketAxess Holdings, Inc.	2,364	1,125,075
MSCI, Inc.	2,253	1,429,709
The Goldman Sachs Group, Inc.	8,320	3,440,403
		9,319,942
Consumer Finance 1.7%
American Express Co.	24,014	3,985,364
Insurance 2.6%
Allstate Corp.	35,479	4,799,599
Hartford Financial Services Group, Inc.	16,759	1,126,540
		5,926,139
Health Care 13.1%
Biotechnology 4.0%
Amgen, Inc.	16,945	3,821,606
Biogen, Inc.*	9,317	3,157,624
BioMarin Pharmaceutical, Inc.*	10,488	883,194
Regeneron Pharmaceuticals, Inc.*	1,869	1,258,585
		9,121,009
Health Care Equipment & Supplies 1.8%
DexCom, Inc.*	2,465	1,305,020
Medtronic PLC	20,581	2,747,152
		4,052,172
Health Care Providers & Services 3.9%
Anthem, Inc.	3,051	1,144,522
Centene Corp.*	15,085	950,053
Cigna Corp.	20,266	4,289,299
HCA Healthcare, Inc.	9,640	2,438,727
		8,822,601

Life Sciences Tools & Services 0.7%
Adaptive Biotechnologies Corp.*	44,850	1,628,952
Pharmaceuticals 2.7%
Bristol-Myers Squibb Co.	49,870	3,334,308
Merck & Co., Inc.	16,730	1,276,332
Viatris, Inc.	106,049	1,551,497
		6,162,137
Industrials 8.9%
Aerospace & Defense 0.9%
Howmet Aerospace, Inc.	61,892	1,965,071
Air Freight & Logistics 1.6%
United Parcel Service, Inc. “B”	18,041	3,529,361
Building Products 0.5%
Owens Corning	12,034	1,149,849
Commercial Services & Supplies 1.9%
Republic Services, Inc.	34,324	4,260,638
Electrical Equipment 0.5%
Vertiv Holdings Co. (a)	43,963	1,238,438
Industrial Conglomerates 1.2%
General Electric Co.	26,564	2,800,111
Machinery 0.7%
Deere & Co.	4,398	1,662,576
Professional Services 0.8%
Verisk Analytics, Inc.	9,284	1,873,140
Road & Rail 0.8%
Union Pacific Corp.	7,998	1,734,286
Information Technology 29.9%
Communications Equipment 1.2%
Cisco Systems, Inc.	46,001	2,714,979
IT Services 0.9%
MasterCard, Inc. “A”	2,194	759,629
PayPal Holdings, Inc.*	4,257	1,228,825
		1,988,454
Semiconductors & Semiconductor Equipment 5.1%
Broadcom, Inc. (a)	7,114	3,537,152
Enphase Energy, Inc.*	10,090	1,752,936
Intel Corp.	51,650	2,792,199
Micron Technology, Inc.	13,053	962,006
NVIDIA Corp.	6,997	1,566,278
QUALCOMM, Inc.	6,316	926,494
		11,537,065
Software 14.4%
Cadence Design Systems, Inc.*	6,607	1,080,112
Citrix Systems, Inc.	7,403	761,547

Microsoft Corp.	68,963	20,818,551
Oracle Corp.	33,369	2,974,179
salesforce.com, Inc.*	13,855	3,675,316
Synopsys, Inc.*	3,255	1,081,441
Unity Software, Inc.*	11,216	1,421,628
VMware, Inc. “A”* (a)	6,489	966,017
		32,778,791
Technology Hardware, Storage & Peripherals 8.3%
Apple, Inc.	124,403	18,888,108
Materials 2.6%
Chemicals 2.1%
DuPont de Nemours, Inc.	15,750	1,165,815
International Flavors & Fragrances, Inc.	9,657	1,463,036
Linde PLC	7,048	2,217,230
		4,846,081
Metals & Mining 0.5%
Newmont Corp.	17,667	1,024,509
Real Estate 3.0%
Equity Real Estate Investment Trusts (REITs)
Alexandria Real Estate Equities, Inc.	2,700	557,199
Digital Realty Trust, Inc. (a)	16,630	2,725,823
Iron Mountain, Inc.	50,008	2,387,882
VICI Properties, Inc. (a)	38,004	1,174,704
		6,845,608
Utilities 1.9%
Water Utilities
American Water Works Co., Inc. (a)	23,738	4,326,250
Total Common Stocks (Cost $156,301,675)		225,692,902

Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c) (Cost $10,475,037)	10,475,037	10,475,037

Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 0.03% (b) (Cost $1,464,419)	1,464,419	1,464,419

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $168,241,131)	104.5	237,632,358
Other Assets and Liabilities, Net	(4.5)	(10,331,676)
Net Assets	100.0	227,300,682
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended August 31, 2021 are as follows:
Value ($) at 11/30/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 8/31/2021	Value ($) at 8/31/2021
Securities Lending Collateral 4.6%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (b) (c)
2,189,251	8,285,786 (d)	—	—	—	35,182	—	10,475,037	10,475,037
Cash Equivalents 0.6%
DWS Central Cash Management Government Fund, 0.03% (b)
1,871,320	14,856,603	15,263,504	—	—	322	—	1,464,419	1,464,419
4,060,571	23,142,389	15,263,504	—	—	35,504	—	11,939,456	11,939,456
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at August 31, 2021 amounted to $10,388,722, which is 4.6% of net assets.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended August 31, 2021.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$225,692,902	$—	$—	$225,692,902
Short-Term Investments (a)	11,939,456	—	—	11,939,456
Total	$237,632,358	$—	$—	$237,632,358
(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DECEF-PH3
R-080548-1 (1/23)